Goodwill and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	$ 10,007	$ 7,243
Acquisitions	250	2,874
Dispositions	(489)
Foreign currency adjustments and other	(137)	(110)
Ending balance	9,631	10,007
Canadian banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	5,095	3,385
Acquisitions		1,710
Foreign currency adjustments and other	(2)
Ending balance	5,093	5,095
Global banking and markets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	260	255
Foreign currency adjustments and other		5
Ending balance	260	260
Latin America [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	3,454	2,400
Acquisitions		1,164
Dispositions	(36)
Foreign currency adjustments and other	(146)	(110)
Ending balance	3,272	3,454
Caribbean and central america [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	1,198	1,203
Acquisitions	250
Dispositions	(453)
Foreign currency adjustments and other	11	(5)
Ending balance	$ 1,006	$ 1,198